Schedule of deferred tax assets and liabilities (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards		$ 749,309	$ 812,715
Allowance for doubtful account	[1]	33,564	13,736
Net lease liability		823
Less: valuation allowance		(783,696)	(826,451)
Deferred tax assets, net
Customer relationships			49,294
Deferred tax liabilities, net			$ 49,294

[1]	The valuation allowance on all deferred tax assets decreased by $42,755 as of December 31, 2022.